Investment in Forum Energy Limited ("FEL") (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Forum Energy Limited ("FEL")
Investment in Forum Energy Limited ("FEL")
	Number of shares held	Amount
Balance December 31, 2021 and 2022	6,117,238	$1,835,111
Additions	2,089,400	626,820
Balance December 31, 2023	8,206,638	$2,461,931